Supplemental cash flow information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of supplement cash flow information [Line Items]
Other, net	¥ (207,829)	¥ (1,898,143)	¥ 1,661,218
Net decrease in time deposits [Member]
Disclosure of supplement cash flow information [Line Items]
Other, net	¥ 307,970	¥ 2,070,726